Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
Federal Home Loan Bank advances
Other borrowed funds	$ 10,332	$ 10,541
Short-term Debt
Federal Home Loan Bank advances
Average daily balance	$ 44,575
Average rate (as a percent)	3.11%
Maximum amount outstanding at any month end	$ 250,000
Long-term Debt
Federal Home Loan Bank advances
Other borrowed funds	$ 10,332	$ 10,541
Rate on balance outstanding at year end (as a percent)	2.61%	2.61%
Average daily balance	$ 10,428	$ 10,635
Average rate (as a percent)	2.61%	2.61%
Maximum amount outstanding at any month end	$ 10,524	$ 10,729
Long-term Debt | Federal Home Loan Bank amortizing advances
Federal Home Loan Bank advances
Number of amortizing advances | loan	2
Amortizing in 2026	$ 215
Amortizing in 2027	221
Amortizing in 2028	227
Amortizing in 2029	233
Amortizing in 2030	239
Long-term Debt | Federal Home Loan Bank advances maturing December 2033
Federal Home Loan Bank advances
Other borrowed funds	2,788
Long-term Debt | Federal Home Loan Bank advances maturing November 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 7,544